American Century Investments
4500 Main Street
Kansas City, Missouri 64111

March 12, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:  American Century California Tax-Free and Municipal Funds (CIK 0000717316)

American Century Government Income Trust (CIK 0000773674)

American Century International Bond Funds (CIK 0000880268)

American Century Investment Trust (CIK 0000908406)

American Century Municipal Trust (CIK 0000746458)

American Century Quantitative Equity Funds, Inc. (CIK 0000827060)

American Century Target Maturities Trust (CIK 0000757928)

American Century Variable Portfolios II, Inc. (CIK 0001124155)

Ladies and Gentlemen:

On behalf of the above-referenced  Registrants, transmitted herewith for filing pursuant to Rule 14a-6(a)  of Regulation 14(a) under the Securities Exchange Act of 1934 are preliminary proxy materials relating to a Special Meeting of the Registrants to be held on June 16, 2010.

If you have any questions or comments pertaining to this filing, please direct them to me at (816) 340-7276.

Sincerely,

/s/ Brian L. Brogan

Brian L. Brogan
Assistant Vice President